Exhibit 99.1

KPMG LLP 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel +44 (0) 113 231 3000 Fax +44 (0) 113 231 3200

Private & confidential

The Directors

Braccan Mortgage Funding 2026-1 PLC

10th Floor 5 Churchill Place

London, E14 5HU

United Kingdom

Paratus AMC Limited

3 Arlington Square, Downshire Way

Bracknell, Berkshire, RG12 1WA

United Kingdom

Lloyds Bank Corporate Markets plc

33 Old Broad Street

London, EC2N 1HZ

United Kingdom

BNP Paribas

16 boulevard des Italiens

75009 Paris

France

Deutsche Bank AG, London Branch

21 Moorfields

London EC2Y 9DB

United Kingdom

3 March 2026

SMBC Bank International plc

100 Liverpool Street

London, EC2M 2AT

United Kingdom

RBC Europe Limited

100 Bishopsgate

London, EC2N 4AA

United Kingdom

Natixis

7 promenade Germaine Sablon

75013 Paris

France

Apollo Management International LLP

1 Soho Place

London, W1D 3BG

United Kingdom

Your ref	Braccan 2026-1

Our ref	HL/FH/UK010450

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 26 February 2026 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of residential mortgages referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Braccan Mortgage Funding 2026- 1 PLC (the “Issuer”), Paratus AMC Limited (the “Seller”), Natixis (an “Arranger” and a

KPMG LLP, a UK limited liability partnership and a member firm of the
KPMG global organisation of independent member firms affiliated with
KPMG International Limited, a private English company limited by
guarantee.	Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL
For full details of our professional regulation please refer to
‘Regulatory information' under ‘About’ at www.kpmg.com/uk

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

“Joint Lead Manager”), BNP Paribas (an “Arranger” and a “Joint Lead Manager”), Deutsche Bank AG, London Branch, SMBC Bank International plc, RBC Europe Limited and Lloyds Bank Corporate Markets plc (each a “Joint Lead Manager” and together with the Arrangers, the “Joint Lead "Managers”) and Apollo Management International LLP (the “Co-Manager”). Collectively, all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Seller is responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “Braccan 2026-1 Preliminary Loan List EOM Jan-26.xlsx” containing a list of residential mortgages proposed to be the subject of a securitisation (the “Portfolio”). A sample of 392 items was drawn at random from the Portfolio (the “Sample”). The number of items in the Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The Seller has subsequently provided to us data files entitled “Braccan 2026-1 AUP Sample Data Tape EOM Jan-26 shared_v2.xlsx” containing details relating to items in the Sample as at 31 January 2026 (the “Portfolio Date”) (the “Extraction File”), together with source documentation relating to the residential mortgages in the Sample.

The procedures were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Seller. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the mortgaged properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

Findings

The findings from the agreed-upon procedures are set out in Appendix B.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B: on the basis of the number of differences between the Extraction File and the Sources identified in the Sample (as reported on the ‘Differences’ lines of Appendix B) and the number of missing sources relating to the Sample (as reported on the ‘Missing Sources’ line of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B.

Details of the differences found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

Attached

Appendix A    Scope of the Services

Appendix B    Findings

Appendix C    Details of Findings

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Seller will provide a data file to us containing a list of residential mortgages proposed to be the subject of a securitisation (the “Portfolio”). We will draw a sample of items at random from the data file (the “Sample”) and will notify the items selected to the Seller. The number of items in the Sample will be determined on the basis described under “Sampling” below.

The Seller will then provide a data file to us containing details relating to items in the Sample as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”).

The Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Portfolio using the following parameters:

■	Expected deviation rate: 0%
■	Tolerable deviation rate: 1%
■	Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
1	Loan Identifier (AR3)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	None
2	Borrower Identifier (AR7)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	None
3a	Borrower Names	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System

Differences attributable to spelling mistakes, reversals of initials, or contractions are to be treated as matching the source.

Legal change of borrower(s)’s names (due to e.g., marriage/divorce) have not been marked as a difference, provided that there was evidence of such change recorded on the Loan System.

3b	Borrower Names	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, where the Borrower is a company (as identified by the Lending Type on the Loan System), we will check that the company name per the Loan

				Offer Letter	Differences attributable to spelling mistakes, reversals of initials, or contractions are to be treated as matching the source. Legal change of borrower(s)’s names (due to e.g.,

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

			System matches the source.		marriage/divorce) have not been marked as a difference, provided that there was evidence of such change recorded on the Loan System.
3c	Borrower Names	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, where the Borrower is a company (as identified by the Lending Type on the Loan System), we will check that the company name per the Loan System matches the source.

Certificate of Title (electronic or paper format) or Report on Title

Differences attributable to spelling mistakes, reversals of initials, or contractions are to be treated as matching the source.

Legal change of borrower(s)’s names (due to e.g., marriage/divorce) have not been marked as a difference, provided that there was evidence of such change recorded on the Loan System.

3d	Borrower Names	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, where the Borrower is a company (as identified by the Lending Type on the Loan System), we will check that the company name per the Loan System matches the source.

Land Registry

Differences attributable to spelling mistakes, reversals of initials, or contractions are to be treated as matching the source.

Legal change of borrower(s)’s names (due to e.g., marriage/divorce) have not been marked as a difference, provided that

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

there was evidence of such change recorded on the Loan System.
4a	Property Address	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
4b	Property Address	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
4c	Property Address	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Valuation Report	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
4d	Property Address	Loan	For each item in the Sample check if the data attribute per the	Certificate of Title (electronic or paper format)	Differences attributable to spelling mistakes or contractions or

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

			Extraction File matches the source.	or Report on Title	missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
4e	Property Address	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Land Registry	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
5	Loan Origination Date (AR55)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Certificate of Title (electronic or paper format), Report on Title or Solicitors Letter confirming the Origination Date	+/- 7 days
6	Amount Advanced (AR66)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter	None
7	Original Term (AR61)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter	None
8	Current Maturity Date (AR56)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	None

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

9a	Property Tenure	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Valuation Report

None

Differences on the Valuation Report, where supplementary evidence of solicitors’ correspondence can be viewed on the Loan System regarding the decision to change the tenure, are to be treated as matching the source.

9b	Property Tenure	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Land Registry	None
10	Property Type (AR131)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Valuation Report	None
11	Original Valuation Type (AR137)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Valuation Report	None
12	Valuation Amount (AR136)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, where the Valuation Amount per the Extraction File does not match the source and the Valuation Report states that the property is a new build, the “Resale Value of the property within 6 months” on the Valuation

Valuation Report or Valuer’s correspondence

None

Differences on the Valuation Report attributable to previous Valuation Amounts, where supplementary evidence can be viewed on the Loan System regarding the decision to take a lower previous Valuation Amount, are to be treated

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

			Report has been taken to be the Valuation Amount.		as matching the source
13	Valuation Date (AR138)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Valuation Report or Valuer’s correspondence

+/- 30 days

Differences on the Valuation Report attributable to the mistyping of dates or years, where supplementary evidence can be viewed on the Loan System regarding the date the valuation was performed / received, are to be treated as matching the source

14a	Borrowers Employment Status (AR21)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller:

- where the borrower has multiple income types, their employment status will be determined by the highest income amount.

- where the Loan System states the borrower is a “Contractor” and the Extraction File states “1”, this has not been marked as a difference;

- where the Loan System states that the borrower is “Retired/Not Employed” or there are no Employment details available the following scenarios have not been marked as a difference:

●             if there is evidence of

				Loan System	None

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

pension income per the Loan System and the Extraction File states “8” (Pensioner);

●            if there is evidence of land & property income per the Loan System, and the Extraction File states “5” (Self-employed); and

if neither pension income or land & property income is evidenced on the Loan System, and the Extraction File states “4” (Unemployed).

14b	Second Borrower’s Employment Status (AR189)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

As instructed by the Seller:

- where the borrower has multiple income types, their employment status will be determined by the highest income amount;

- where the Loan System states the borrower is a “Contractor” and the Extraction File states “1” (Employed), this has not been marked as a difference;

- where the Loan System states that the borrower is

			Loan System	None

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

“Retired/Not Employed” or there are no Employment details available the following scenarios have not been marked as a difference:

●              if there is evidence of pension income per the Loan System and the Extraction File states “8” (Pensioner);

●             if there is evidence of land & property income per the Loan System, and the Extraction File states “5” (Self-employed); and

if neither pension income or land & property income is evidenced on the Loan System, and the Extraction File states “4” (Unemployed).

15a	Income Confirmation – Monthly Rental Income (AR154 divided by 12)	Loan

For each Buy-to-Let item in the Sample, identified by a ‘3’ in the ‘AR130’ data field, check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, owner-occupied items, identified by a ‘1’ in AR130, are marked as N/A.

Where the property is a Holiday Let, we have recalculated the data attribute per the Extraction File using the Rental Appraisal documents and the

			Valuation Report or Valuer’s correspondence or Rental Appraisal documents	+/- £1 or, only where the property is a Holiday Let, +/- £10

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

underwriter’s notes set out in the Loan System.
15b	Income Confirmation – Borrower Income (AR26 and AR28)	Loan

For each Owner-Occupied item in the Sample, identified by a ‘1’ in the ‘AR130’ data field, check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, buy-to-let items, identified by a ‘3’ in AR130, are marked as N/A.

As instructed by the Seller, where there are more than two borrowers associated with an item in the Sample, AR28 will be populated with the sum of all income other than that of the primary borrower.

				Loan System	+/- £1
15c	Income Verification	Loan

For each Owner-Occupied item in the Sample, identified by a ‘1’ in the ‘AR130’ data field, check whether there is any evidence of income verification on file.

As instructed by the Seller, buy-to-let items, identified by a ‘3’ in AR130 are marked as N/A.

				Record of Income	None
16a	Document Signatories	Loan

For each item in the Sample check if the source has been signed in the space designated for the solicitor.

Where the Certificate of Title is electronic, we will check that the authorised signatory is named.

				Certificate of Title (electronic or paper format) or Report on Title	None
16b	Document Signatories	Loan	For each item in the Sample check if the source has been signed	Valuation Report	None

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Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

in the space designated for the surveyor.
17	Loan Purpose (AR59)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter	None
18	Occupancy Type (AR130)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter	None
19	First Time Buyer (Borrower 1 only) (AR22)	Loan

For each item in the Sample, with a loan purpose of purchase, identified by a ‘1’ in the ‘AR59’ data field, check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items with a loan purpose of re-mortgage, identified by a ‘2’ in AR59, are marked as N/A.

				Loan System	None
20	Repayment Type (AR69)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter or subsequent loan modification or contract variation	None
21	Current Interest Rate (AR109)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter or subsequent loan modification or contract variation	None
22	Interest Rate Type (AR107)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter or subsequent loan modification or contract variation	None
23	Interest Rate Index (AR108)	Loan	For each item in the Sample check if the data attribute per the	Offer Letter or subsequent loan	None

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

			Extraction File matches the source.	modification or contract variation
24	Revised Interest Rate Index (AR118)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter or subsequent loan modification or contract variation	None
25	Interest Rate Margin (AR110)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, the Interest Rate Margin (AR110) for ‘Fixed’ rate mortgages, identified by a ‘5’ in AR107 should be equal to the Current Interest Rate (AR109) (see Procedure 21).

				Offer Letter or subsequent loan modification or contract variation	None
26	Revised Interest Rate Margin (AR119)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Offer Letter or subsequent loan modification or contract variation	None
27	Interest Rate Reversion Date (AR113)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source (Loan Origination Date per the Certificate of Title plus the fixed rate term per the Offer Letter).

As instructed by the Seller, the Interest Rate Reversion Date will be the 1st of the month following the end of the fixed rate term.

				Certificate of Title (electronic or paper format) and Offer Letter or subsequent loan modification or contract variation	None
28a	Credit Search	Loan	For each item in the Sample check if there is evidence that a credit search has been	Credit Report	None

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

completed in relation to the loan.
28b	Number of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR33)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None
28c	Number of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR194)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

				Credit Report	None
28d	Number of satisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR31)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None
28e	Number of satisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR192)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

				Credit Report	None
28f	Value of unsatisfied County Court Judgements in the last 6 years before	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None

HL/FH/UK010450	19
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

completion date (Borrower 1) (AR34)
28g	Value of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR195)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

				Credit Report	None
28h	Value of satisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR32)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None
28i	Value of satisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR193)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

				Credit Report	None
28j	Bankruptcy or Individual Voluntary Arrangement (Borrower 1) (AR235)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None
28k	Bankruptcy or Individual Voluntary Arrangement (Borrower 2) (AR236)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source. As instructed by the Seller, items in the	Credit Report	None

HL/FH/UK010450	20
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.
28l	Date of last County Court Judgement in the last 6 years before completion date (Borrower 1) (AR35)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Credit Report	None
28m	Date of last County Court Judgement in the last 6 years before completion date (Borrower 2) (AR196)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, items in the Sample with only one borrower, identified by a ‘1’ in AR19, are marked as ‘N/A’.

				Credit Report	None
29	Current Balance (AR67)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	None
30	Payment Due (AR71)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, for items originated before December 2025, the data attribute per the Extraction File relates to the payment due in January 2026.

For items originated in or after December 2025, the data attribute per the Extraction File was calculated by taking the difference between the interest charge in the

				Loan System	+/- £1

HL/FH/UK010450	21
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

month of origination and the payment due in the month after origination, per the source.

Where the Payment Due per the Extraction File does not match the source and the seller has confirmed the difference relates to a ‘Loan reoptimisation instalment due’, and we can agree this to the Loan System, this will not be marked as a difference.

31a	Arrears Balance (AR169)	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan System	None
31b	Number of months in arrears (AR170)	Loan

For each item in the Sample with an ‘Arrears Balance’ (AR169) greater than £0.00, check if the data attribute per the Extraction File matches the source.

As instructed by the Seller, where the ‘Arrears Balance’ in AR169 is equal to £0.00, the Number of months in arrears in AR170 should be populated with ‘0.00’.

				Loan System	None
32	Loan to Value (“LTV”) – Original (AR135)	Loan	For each item in the Sample, check if the data attribute per the Extraction File matches the source.	Loan System	None
33	Product Classification	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source. As instructed by the Seller, where an item in the Sample is a solutions product, as identified by	Loan System	None

HL/FH/UK010450	22
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

the Product Description per the Loan System containing ‘Solution’, the Product Classification is ‘F2’.

As instructed by the Seller, where the source does not match the Extraction File, if the item in the Sample is a HMO, as identified by the Product Description in the Loan System, the Product Classification is ‘F2’.

34	First Charge	Loan

For each item in the Sample, check that the Seller is recorded as holding the first charge per the source.

As instructed by the Seller, if the source shows a 2nd or 3rd legal charge over the mortgaged property and the Seller has provided confirmation from their Chief Legal and Compliance Office regarding the ongoing de-registration of existing charges, the result will be marked as ‘missing from source’.

			Land Registry	None
35	Address and Title Check	Loan

For each item in the Sample, check that Property Address and Property Title Number per the Extraction File do not appear more than once in the source.

The Originator File contains account details of the Originator’s whole book including property addresses and registered title numbers.

			An excel file entitled “FHL whole book property address and title numbers as of 31-Jan-26_v3” provided by the Originator (”the Originator File”)	None

HL/FH/UK010450	23
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

Notes in relation to the manner of reporting certain findings

1) Reporting the findings

Where within the Extraction File a data attribute for a particular residential mortgage is missing, this is to be reported as ‘missing data’ or ‘MD’.

Where a data attribute contained in the Extraction File for an individual residential mortgage does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items within the Sample, this is to be reported as ‘not applicable’ or ‘N/A’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

2) Statistical interpretation

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

(i)	Calculation to be based on the total number of items in the Sample except where within the Extraction File a data attribute for a particular residential mortgage is missing in which event the calculation is to be based on the total number of items in the Sample after subtracting the number of items with missing data.
(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Sample after subtracting the number of items with missing data and the number of items with missing sources.
(iv)	Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Seller has provided as part of the source documentation written evidence of amendments or

HL/FH/UK010450	24
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of residential mortgages proposed to be the subject of a securitisation

3 March 2026

additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

HL/FH/UK010450	25
Document Classification – KPMG Confidential

Appendix B: Findings

Braccan 2026-1		Loan Identifier - Loan System	Borrower Identifier - Loan System	Borrower Name(s) - Loan System	Borrower Name(s) - Offer Letter	Borrower Name(s) - Certificate of Title (electronic or paper format) or Report on Title	Borrower Name(s) - Land Registry	Property Address - Loan System	Property Address - Offer Letter	Property Address - Valuation Report	Property Address - Certificate of Title (electronic or paper format) or Report on Title	Property Address - Land Registry	Loan Origination Date (AR55) - Certificate of Title (electronic or paper format), Report on Title or Solicitors Letter confirming the Origination Date	Amount Advanced (AR66) - Offer Letter	Original Term (AR61) - Offer Letter	Current Maturity Date (AR56) - Loan System	Property Tenure - Valuation Report	Property Tenure - Land Registry	Property Type (AR131) - Valuation Report	Original Valuation Type (AR137) - Valuation Report	Valuation Amount (AR136) - Valuation Report or Valuer's correspondence	Valuation Date (AR138) - Valuation Report or Valuer's correspondence	Borrower's Employment Status (AR21) - Loan System	Second Borrower's Employment Status (AR189) - Loan System	Income Confirmation - Monthly Rental Income (AR154 divided by 12) - Valuation Report or Valuer's correspondence OR Rental Appraisal Documents	Income Confirmation - Borrower Income (AR26 and AR28) - Loan System	Income Verification - Record of Income	Document Signatories - Certificate of Title (electronic or paper format) or Report on Title	Document Signatories - Valuation Report	Loan Purpose (AR59) - Offer Letter	Occupancy Type (AR130) - Offer Letter	First Time Buyer (Borrower 1 only) (AR22) - Loan System	Repayment Type (AR69) - Offer Letter or subsequent loan modification or contract variation	Current Interest Rate (109) - Offer Letter or subsequent loan modification or contract variation	Interest Rate Type (AR107) - Offer Letter or subsequent loan modification or contract variation	Interest Rate Index (AR108) - Offer Letter or subsequent loan modification or contract variation	Revised Interest Rate Index (AR118) - Offer Letter or subsequent loan modification or contract variation	Interest Rate Margin (AR110) - Offer Letter or subsequent loan modification or contract variation	Revised Interest Rate Margin (AR119) - Offer Letter or subsequent loan modification or contract variation	Interest Rate Reversion Date (AR113) - Certificate of Title (electronic or paper format) and Offer Letter or subsequent loan modification or contract variation	Credit Search - Credit Report	Number of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR33) - Credit Report	Number of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR194) - Credit Report	Number of satisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR31) - Credit Report	Number of satisfied County Court Judgements in the last 6 years before completion date (Borrower 2) (AR192) - Credit Report	Value of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 1) (AR34) - Credit Report	Value of unsatisfied County Court Judgements in the last 6 years before completion date (Borrower 2)(AR195) - Credit Report	Value of satisfied County Court Judgements in the last 6 years before completion date (Borrower 1)(AR32) - Credit Report	Value of satisfied County Court Judgements in the last 6 years before completion date (Borrower 2)(AR193) - Credit Report	Bankruptcy or Individual Voluntary Arrangement (Borrower 1)(AR235) - Credit Report	Bankruptcy or Individual Voluntary Arrangement (Borrower 2)(AR236) - Credit Report	Date of last County Court Judgement in the last 6 years before completion date (Borrower 1)(AR35) - Credit Report	Date of last County Court Judgement in the last 6 years before completion date (Borrower 2) (AR196) - Credit Report	Current Balance (AR67) - Loan System	Payment Due (AR71) - Loan System	Arrears Balance (AR169) - Loan System	Number of months in arrears (AR170) - Loan System	Loan to Value - Original (AR135) - Loan System	Product Classification - Loan System	First Charge - Land Registry	Address and Title Check
Sample Size : 392
Portfolio Date : 31-Jan-26

Procedure Number		1	2	3a	3b	3c	3d	4a	4b	4c	4d	4e	5	6	7	8	9a	9b	10	11	12	13	14a	14b	15a	15b	15c	16a	16b	17	18	19	20	21	22	23	24	25	26	27	28a	28b	28c	28d	28e	28f	28g	28h	28i	28j	28k	28l	28m	29	30	31a	31b	32	33	34	35

Not Applicable (N/A)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	172	36	356	356	0	0	0	0	217	0	0	0	0	0	0	0	0	0	0	172	0	172	0	172	0	172	0	172	0	172	0	0	0	0	0	0	0	0

Sample Size		392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392
Missing Data (MD)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	20

Primary Calculation:
(i) Sample excluding MD		392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	372
- Differences (D)		0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	0	4	0	0	1	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	0	0
- Missing Sources (MS)		0	0	0	0	0	232	0	0	0	0	232	0	0	0	0	0	233	0	0	0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	232	0
(ii) Sum of Differences and Missing Sources		0	0	0	0	0	232	0	0	0	0	232	1	0	0	0	0	233	4	0	0	1	0	0	2	0	0	0	0	0	0	1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	232	0
Statistical extrapolation		1.00%	1.00%	1.00%	1.00%	1.00%	64.31%	1.00%	1.00%	1.00%	1.00%	64.31%	1.52%	1.00%	1.00%	1.00%	1.00%	64.57%	2.72%	1.00%	1.00%	1.52%	1.00%	1.00%	1.94%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.52%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.52%	1.00%	1.00%	1.00%	1.00%	64.31%	1.10%

Secondary Calculation:
(iii) Sample excluding MD and MS		392	392	392	392	392	160	392	392	392	392	160	392	392	392	392	392	159	392	392	392	392	392	392	392	392	392	392	392	392	392	391	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	392	160	372
(iv) Differences (D)		0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	0	4	0	0	1	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1	0	0	0	0	0	0
Statistical extrapolation		1.00%	1.00%	1.00%	1.00%	1.00%	2.67%	1.00%	1.00%	1.00%	1.00%	2.67%	1.52%	1.00%	1.00%	1.00%	1.00%	2.72%	2.72%	1.00%	1.00%	1.52%	1.00%	1.00%	1.94%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.05%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.52%	1.00%	1.00%	1.00%	1.00%	2.67%	1.10%

KPMG Ref	Origination Date
2	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
9	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
10	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
11	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
13	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
15	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
18	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
20	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	MD
21	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
23	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
24	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
25	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
26	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
27	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
28	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
31	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
34	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
35	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
36	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
37	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
38	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
39	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
42	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
44	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
46	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
51	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
52	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
54	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
55	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
57	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
62	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
64	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
67	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
68	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
69	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
73	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
74	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
76	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
77	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
79	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
80	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
81	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
82	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
83	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
84	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
85	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
86	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
87	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
88	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
90	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
93	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
95	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
97	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
99	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
100	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
102	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
103	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
104	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
105	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
106	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
107	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
108	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
110	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
111	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
112	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
114	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
115	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
118	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
121	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	-	-
123	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
124	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
125	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
128	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
129	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
131	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
132	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
134	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
137	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
138	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
142	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
143	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
144	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
146	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
150	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
152	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
154	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
155	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	D	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
156	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
158	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
159	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
163	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
166	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
167	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
169	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
170	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
171	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
172	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
175	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
176	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
177	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
178	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
182	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
183	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
186	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
187	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
190	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
191	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
192	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
193	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
194	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
196	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
197	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	-	-
198	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
199	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
201	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	-	-
202	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
203	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
204	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
205	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
207	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
208	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
209	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
210	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
214	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
215	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	MD
219	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
222	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
223	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
225	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
227	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
228	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
229	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
231	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
233	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
236	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
237	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
240	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
241	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	MS	-
242	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
243	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
245	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
246	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
249	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
251	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
252	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
253	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
255	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
257	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
259	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	MD
260	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
261	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
264	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
265	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
266	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
268	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
269	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
271	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
272	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
273	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
276	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
277	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
278	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
279	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
283	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
284	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
286	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
287	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
288	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
289	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
290	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
291	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
292	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
293	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
294	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
295	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
296	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
297	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
299	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
300	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
301	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
305	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
309	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	D	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
310	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
311	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
313	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
317	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
318	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
319	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
320	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
321	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
322	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
323	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
324	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
326	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
327	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
328	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
329	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
330	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
331	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
332	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
333	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
334	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
335	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
336	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
337	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
340	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
343	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
344	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
345	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
347	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
349	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
350	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
351	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	N/A	-	N/A	N/A	-	-	-	-	MS	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	-	-
353	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
356	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
357	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
359	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	MD
360	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	-	MD
361	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
362	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
364	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
366	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	MD
367	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
368	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
371	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
372	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
373	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
374	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
375	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
378	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
379	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
380	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
381	[REDACTED]	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
382	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
384	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
385	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
386	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
387	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	-	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS	-
388	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-
392	[REDACTED]	-	-	-	-	-	MS	-	-	-	-	MS	-	-	-	-	-	MS	-	-	-	-	-	N/A	-	N/A	N/A	-	-	-	-	N/A	-	-	-	-	-	-	-	-	-	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	-	-	-	-	-	MS	-

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
201	Procedure 5	Loan Origination Date (AR55)	Certificate of Title (electronic or paper format), Report on Title or Solicitors Letter confirming the Origination Date	[REDACTED]	D	[REDACTED]
80	Procedure 10	Property Type (AR131)	Valuation Report	Residential (House, detached or semi-detached)	D	Other
156	Procedure 10	Property Type (AR131)	Valuation Report	Residential (Terraced House)	D	Semi Detached House
197	Procedure 10	Property Type (AR131)	Valuation Report	Residential (House, detached or semi-detached)	D	Bungalow
381	Procedure 10	Property Type (AR131)	Valuation Report	Residential (Bungalow)	D	Detached House
351	Procedure 13	Valuation Date (AR138)	Valuation Report or Valuer's correspondence	[REDACTED]	D	[REDACTED]
155	Procedure 15a	Income Confirmation - Monthly Rental Income (AR154 divided by 12)	Valuation Report or Valuer's correspondence OR Rental Appraisal Documents	[REDACTED]	D	[REDACTED]
309	Procedure 15a	Income Confirmation - Monthly Rental Income (AR154 divided by 12)	Valuation Report or Valuer's correspondence OR Rental Appraisal Documents	[REDACTED]	D	[REDACTED]
241	Procedure 30	Payment Due (AR71)	Loan System	[REDACTED]	D	[REDACTED]